NOTE 18. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Year Ending December 31,	Future Minimum Payments
2014	$749
2015	543
2016	217
2017	15
2018	—
After 2018	—
Total	$1,524